Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities
NOTE 29. RECONCILIATION OF LOSS AFTER INCOME TAX TO NET CASH USED IN OPERATING ACTIVITIES

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Loss after income tax expense for the year	(13,468,232)	(18,343,984)	(12,746,020)
Adjustments for:
Depreciation and amortization	2,079,639	1,879,151	1,808,929
Share based payments	1,724,282	1,581,987	2,263,843
Changes in fair value of US investor warrants	(2,214,813)	(961,176)	189,983
US warrants transaction costs	—	236,887	493,487
Unrealized gain on exchange through the profit and loss	(200,784)	(330,951)	(401,557)
Net change in fair value of convertible note liability	1,146,406	996,875	866,848
Change in operating assets and liabilities:
Decrease/(Increase) in current receivables	1,900,434	(1,762,132)	(1,237,978)
Decrease/(Increase) in other operating assets	243,581	(44,052)	(247,396)
Increase/(Decrease) in trade and other payables	(2,126,001)	1,396,519	1,075,067
Increase in employee benefits	76,149	64,478	158,091

Net cash used in operating activities	(10,839,339)	(15,286,398)	(7,776,703)